Loans (Schedule of Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 25,620	€ 42,545
Other long-term loans	48,377	4,704
Total of long term loans	€ 93,320	€ 66,092
Linkage terms	EURIBOR	EURIBOR
Interest rate	3.50%	3.50%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	1.60%
Bottom of range [Member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	1.60%
Bottom of range [Member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%
Top of range [member] | Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%
Top of range [member] | Other long-term loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	5.00%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Bank loans	€ 19,323	€ 18,843
Linkage terms	Consumer price index in Israel	Consumer price index in Israel
Interest rate	4.65%	4.65%